Common Stock - Narratives (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2023 Vote item $ / shares shares	Dec. 31, 2022 $ / shares shares
Class A
Stockholders' Equity
Authorized capital stock (in shares)	200,000,000		200,000,000		200,000,000	200,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class B
Stockholders' Equity
Authorized capital stock (in shares)	20,000,000		20,000,000		20,000,000	20,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Stockholders' Equity
Authorized capital stock (in shares)	85,000,000		85,000,000		85,000,000	85,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,617,912	1,062,335	1,596,761	1,021,570
Angel Studios, Inc. CIK: 0001671941 | Class A
Stockholders' Equity
Authorized capital stock (in shares)	27,500,000		27,500,000		27,500,000
Number of votes for each share outstanding | Vote					5
Number of board member elected by stockholders | item					1
Number of shares on voluntary conversion to Class C Common Stock					1
Number of shares on automatic conversion to Class C Common Stock					1
Angel Studios, Inc. CIK: 0001671941 | Class B
Stockholders' Equity
Authorized capital stock (in shares)	4,000,000		4,000,000		4,000,000
Number of votes for each share outstanding | Vote					55
Number of board member elected by stockholders | item					1
Number of shares on voluntary conversion to Class C Common Stock					1
Number of shares on automatic conversion to Class C Common Stock					1
Angel Studios, Inc. CIK: 0001671941 | Class C
Stockholders' Equity
Authorized capital stock (in shares)	38,000,000		38,000,000		38,000,000
Number of votes for each share outstanding | Vote					1
Number of board member elected by stockholders | item					2
Requisite percentage of outstanding shares to gain ability to elect (in percentage)					5.00%
Percentage of shares held by class of stock on outstanding shares (in percentage)					3.00%
Angel Studios, Inc. CIK: 0001671941 | Class F
Stockholders' Equity
Authorized capital stock (in shares)	15,500,000		15,500,000		15,500,000
Number of votes for each share outstanding | Vote					5
Number of board member elected by stockholders | item					1
Number of shares on voluntary conversion to Class C Common Stock					1
Number of shares on automatic conversion to Class C Common Stock					1